Other Commitments and Contingencies Other Commitments and Contingencies - Pledged Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Book value of vessels secured against long-term loans	$ 3,299,901	$ 2,032,747